Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Impairment of goodwill	$ 0	$ 0	$ 1,098
Williams Partners [Member]
Goodwill [Line Items]
Goodwill	$ 47	$ 47	$ 47